Accrued liabilities - Short-term (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Accrued liabilities
Fuel and traffic accrued expenses		$ 1,285,931	$ 1,507,659
Maintenance and aircraft parts accrued expenses		98,942	120,254
Sales, marketing and distribution accrued expenses		179,342	230,935
Maintenance deposits		174,549	132,085
Salaries and benefits		337,467	296,829
Accrued administrative expenses		122,729	81,124
Deferred revenue from V Club membership		20,830	35,465
Information and communication accrued expenses		35,359	67,808
Supplier services agreement		10,634	10,634
Benefits from suppliers		3,888
Advances from travel agencies		242	542
Others		86,374	48,526
Total accrued liabilities	$ 118,118	$ 2,356,287	$ 2,531,861